Average Annual Total Returns			12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
		Oct. 23, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			6.52%	3.75%	3.71%
Performance Inception Date		Apr. 13, 2017
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares | Bloomberg U.S. 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.36%	1.58%	1.78%	1.63%
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares | Bloomberg U.S. 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		3.76%	1.29%	1.70%	1.66%
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.25%	(0.33%)	1.11%	1.35%
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[5]		6.63%	3.96%		3.94%
Performance Inception Date		Apr. 13, 2017
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		4.19%	2.16%		2.53%
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		3.90%	2.25%		2.43%

[1]	Since April 13, 2017.
[2]	The Bloomberg U.S. 1-3 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Investors cannot invest directly in an index.
[3]	The Bloomberg U.S. 1-5 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Investors cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index measures the performance of that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index.
[5]	As a result of the different tax treatment of the Predecessor Fund, we are unable to calculate after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions.